T. ROWE PRICE Summit Municipal Intermediate Fund
July 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.6%
ALABAMA 1.4%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  19,485 19,170
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  10,230 10,191
Energy Southeast A Cooperative Dist., Series A-1, VRDN, 5.50%,
11/1/53 (Tender 1/1/31)  7,500 8,072
Southeast Alabama Gas Supply Dist., Series A, VRDN, 4.00%,
6/1/49 (Tender 6/1/24)  10,000 9,976
Southeast Energy Auth. Cooperative Dist., Series B, VRDN, 4.00%,
12/1/51 (Tender 12/1/31)  15,780 15,362
Southeast Energy Auth. Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  6,010 6,200
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (1) 3,632 3,387
72,358
ALASKA 0.2%
Alaska Housing Fin., Series B, 5.00%, 12/1/31  8,325 8,988
8,988
ARIZONA 2.0%
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/34  3,100 3,553
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/35  1,650 1,878
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/36  1,900 2,142
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27) (2) 8,225 8,453
Maricopa County IDA, Banner Health, 5.00%, 1/1/32  8,965 9,436
Maricopa County IDA, Banner Health, Series C, VRDN, 5.00%,
1/1/48 (Tender 10/18/24)  12,145 12,364
Maricopa County IDA, Honor Health, Series A, 5.00%, 9/1/36  1,365 1,448
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.00%,
11/15/24 (3)(4) 1,270 1,157
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%,
11/15/29 (3)(4) 2,110 1,789
Phoenix Civic Improvement, 4.00%, 7/1/44  4,950 4,908
Phoenix Civic Improvement, 5.00%, 7/1/33 (2) 630 670
Phoenix Civic Improvement, 5.00%, 7/1/35 (2) 4,700 4,962
Phoenix Civic Improvement, 5.00%, 7/1/36 (2) 3,715 3,898
Phoenix Civic Improvement, Series A, 5.00%, 7/1/24 (2) 1,300 1,314
Phoenix Civic Improvement, Series A, 5.00%, 7/1/25 (2) 2,195 2,253
Phoenix Civic Improvement, Series B, 5.00%, 7/1/30  1,500 1,617
Phoenix Civic Improvement, Series B, 5.00%, 7/1/31  4,175 4,491
Phoenix Civic Improvement, Series B, 5.00%, 7/1/32  1,280 1,376
Phoenix Civic Improvement, Series B, 5.00%, 7/1/33  3,060 3,283
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34  1,690 1,810

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/24  300 302
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/25  300 304
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/26  250 256
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/27  300 310
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/28  450 470
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/29  350 367
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/30  350 367
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  400 419
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/32  750 783
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/33  450 468
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/30  10,000 10,693
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/31  12,990 13,908
Salt River Agricultural Improvement & Power Dist., Arizona Electric
System, 5.00%, 1/1/31  3,000 3,265
Salt Verde Financial, 5.00%, 12/1/37  1,000 1,045
105,759
CALIFORNIA 9.0%
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/31  1,000 1,000
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/33  2,000 2,001
California, GO, 4.00%, 11/1/35  6,355 6,713
California, GO, 4.00%, 11/1/36  6,000 6,258
California, GO, 4.00%, 11/1/37  3,595 3,721
California, GO, 5.00%, 4/1/29  2,840 3,200
California, GO, 5.00%, 11/1/31  7,875 8,807
California, GO, 5.00%, 12/1/36  10,000 11,347
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  15,125 15,866
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,195 6,464
California Dept. of Water Resources & Power Supply, Central
Valley, Series AW, 5.00%, 12/1/31  7,000 7,519
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33  2,075 2,240

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34  2,500 2,690
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35
( Prerefunded 11/15/25) (5) 8,380 8,764
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,819 3,820
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  7,562 7,408
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of SIFMA + 0.70%, 4.68%, 12/1/50 (Tender 6/1/26)  3,375 3,284
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.00%, 8/15/30  1,000 1,013
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/33 (2) 1,000 1,054
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/34 (2) 1,200 1,260
California PFA, Enso Village Project, 2.375%, 11/15/28 (1) 1,000 967
California PFA, Enso Village Project, 3.125%, 5/15/29 (1) 895 850
California PFA, Enso Village Project, 5.00%, 11/15/36 (1) 750 728
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27 (1) 1,220 1,187
California Public Works Board, Series C, 5.00%, 11/1/31  1,000 1,138
California Public Works Board, Series C, 5.00%, 11/1/38  1,550 1,715
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/32 ( Prerefunded 7/1/24) (5) 3,000 3,052
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/33 ( Prerefunded 7/1/24) (5) 2,380 2,421
California Statewide CDA, Kaiser Permanente, Series C-1, VRDN,
5.00%, 4/1/46 (Tender 11/1/29)  1,410 1,584
California Statewide CDA, Kaiser Permanente, Series C-3, VRDN,
5.00%, 4/1/45 (Tender 11/1/29)  10,975 12,326
California Statewide CDA, Kaiser Permanente, Series L, VRDN,
5.00%, 4/1/38 (Tender 11/1/29)  5,095 5,722
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  2,630 2,676
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/34  10,830 10,984
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (1) 2,265 2,293
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (1) 1,005 1,023
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28 (1) 4,235 4,319
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (1) 3,000 3,063
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30 (1) 6,875 7,023
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31 (1) 4,275 4,367

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (1) 7,750 7,789
California, Various Purpose, GO, 4.00%, 3/1/27  3,725 3,873
California, Various Purpose, GO, 4.00%, 10/1/37  2,900 3,009
California, Various Purpose, GO, 5.00%, 8/1/24  5,290 5,392
California, Various Purpose, GO, 5.00%, 11/1/27  5,325 5,812
California, Various Purpose, GO, 5.00%, 9/1/28  8,800 9,387
California, Various Purpose, GO, 5.00%, 10/1/29  13,950 14,250
California, Various Purpose, GO, 5.00%, 8/1/30  4,000 4,159
California, Various Purpose, GO, 5.00%, 8/1/33  12,000 13,027
California, Various Purpose, GO, 5.00%, 8/1/35  8,875 9,022
California, Various Purpose, BID Group, GO, 5.00%, 8/1/27  21,250 23,066
California, Various Purpose, BID Group, GO, 5.00%, 8/1/30  8,000 8,534
Los Angeles County Metropolitan Transportation Auth., Refunding,
Series A, 5.00%, 7/1/33  21,790 23,822
Los Angeles County Metropolitan Transportation Auth., Refunding,
Series A, 5.00%, 7/1/34  23,360 25,502
Los Angeles Dept. of Airports, 4.00%, 5/15/38 ( Prerefunded
11/15/31) (2)(5) 530 556
Los Angeles Dept. of Airports, 5.00%, 5/15/32 (2) 6,100 6,604
Los Angeles Dept. of Airports, 5.00%, 5/15/33 ( Prerefunded
11/15/31) (2)(5) 530 595
Los Angeles Dept. of Airports, 5.00%, 5/15/35 ( Prerefunded
11/15/31) (2)(5) 60 67
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/32 (2) 3,500 3,889
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/36 (2) 10,000 11,006
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/40  2,315 2,603
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29 (2) 6,050 6,410
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/33 (2) 7,920 8,705
Los Angeles Dept. of Airports, Unrefunded Balance, 4.00%,
5/15/38 (2) 2,690 2,662
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/34 (2) 4,735 5,275
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/35 (2) 1,045 1,156
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/34  5,000 5,250
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/41  4,065 4,515
Los Angeles Dept. of Water & Power, Series C, 5.00%, 7/1/38  5,000 5,724
Metropolitan Water Dist. of Southern California, Series C, 5.00%,
7/1/40  5,635 6,288
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 4.411%, 7/1/27  2,615 2,597
Regents of the Univ. of California Medical Center, Series P, 5.00%,
5/15/35  6,250 7,355
Regents of the Univ. of California Medical Center, Series P, 5.00%,
5/15/36  8,000 9,348

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/30 (2) 6,500 7,117
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/32 (2) 5,710 6,322
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/38 (2) 6,250 6,629
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/34  3,800 4,280
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/35  1,235 1,382
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series E, 5.00%, 5/1/37 (2) 4,450 4,705
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series H, 5.00%, 5/1/30 (2) 8,335 9,020
San Francisco Community College Dist., GO, 5.00%, 6/15/30  4,080 4,245
San Francisco Community College Dist., GO, 5.00%, 6/15/31  4,060 4,225
San Jose Int'l. Airport, Series A, 4.00%, 3/1/34 (2)(6) 3,870 3,923
San Jose Int'l. Airport, Series A, 5.00%, 3/1/33 (2) 1,300 1,426
San Jose Int'l. Airport, Series C, 5.00%, 3/1/28  1,750 1,769
San Jose Int'l. Airport, Series C, 5.00%, 3/1/29  2,000 2,023
Univ. of California, Series BE, 5.00%, 5/15/35  1,645 1,895
478,077
COLORADO 2.0%
Colorado, Series A, COP, 4.00%, 12/15/36  1,195 1,230
Colorado, Series A, COP, 4.00%, 12/15/38  2,385 2,418
Colorado, Series A, COP, 4.00%, 12/15/39  3,780 3,802
Colorado HFA, Adventhealth Obligated, VRDN, 5.00%, 11/15/58
(Tender 11/15/28)  4,300 4,680
Colorado HFA, Adventhealth Obligated, Series A, 5.00%, 11/15/39  5,000 5,495
Colorado HFA, Commonspirit Health, Series A, 5.00%, 8/1/25  3,000 3,062
Colorado HFA, Commonspirit Health, Series B, VRDN, 5.00%,
8/1/49 (Tender 8/1/25)  3,990 4,059
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,425 2,594
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/28  5,450 5,932
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34  7,250 7,856
Denver City & County Airport, Series A, 4.00%, 11/15/41 (2) 3,900 3,785
Denver City & County Airport, Series A, 5.00%, 12/1/29 (2) 1,815 1,943
Denver City & County Airport, Series A, 5.00%, 12/1/30 (2) 8,845 9,687
Denver City & County Airport, Series A, 5.00%, 12/1/32 (2) 5,260 5,609
Denver City & County Airport, Series A, 5.00%, 12/1/33 (2) 6,550 6,978
Denver City & County Airport, Series A, 5.00%, 12/1/34 (2) 1,250 1,327
Denver City & County Airport, Series A, 5.00%, 12/1/35 (2) 26,680 28,164
Denver City & County Airport, Series B, 5.00%, 11/15/38  1,075 1,212
Denver City & County Airport, Series B, 5.00%, 11/15/39  1,000 1,123
Denver City & County Airport, Series B, 5.25%, 11/15/28  3,000 3,016
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/23 (7) 585 588

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/23 (7) 230 231
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/25 (7) 250 260
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/26 (7) 575 606
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/29 (7) 630 696
106,353
CONNECTICUT 0.7%
Connecticut, Series E, GO, 5.00%, 9/15/31  12,000 13,237
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/32  10,000 10,861
Connecticut State HEFA, Series A, VRDN, 2.80%, 7/1/48 (Tender
2/10/26)  7,500 7,343
Connecticut State HEFA, Series C-2, VRDN, 2.80%, 7/1/57
(Tender 2/3/26)  7,150 7,003
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK)  (3)(4)(8) 384 86
38,530
DELAWARE 0.3%
Delaware, Series A, GO, 5.00%, 2/1/31  3,915 4,309
Delaware, Series A, GO, 5.00%, 2/1/32  3,000 3,300
Delaware River & Bay Auth., 5.00%, 1/1/32  1,100 1,287
Delaware River & Bay Auth., 5.00%, 1/1/33  1,100 1,284
Delaware River & Bay Auth., 5.00%, 1/1/34  695 811
Delaware River & Bay Auth., 5.00%, 1/1/36  350 405
Delaware River & Bay Auth., 5.00%, 1/1/37  400 453
Delaware River & Bay Auth., 5.00%, 1/1/38  410 457
Delaware River & Bay Auth., 5.00%, 1/1/39  450 496
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33  2,780 2,939
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34  2,500 2,638
18,379
DISTRICT OF COLUMBIA 3.9%
District of Columbia, Series A, 5.00%, 3/1/33  2,445 2,783
District of Columbia, Series A, 5.00%, 3/1/36  12,000 13,324
District of Columbia, Series A, 5.00%, 3/1/40  3,110 3,418
District of Columbia, Series A, GO, 5.00%, 6/1/30  750 775
District of Columbia, Series A, GO, 5.00%, 6/1/31  5,000 5,159
District of Columbia, Series A, GO, 5.00%, 6/1/34  4,965 5,203
District of Columbia, Series A, GO, 5.00%, 6/1/36  4,550 4,849
District of Columbia, Series A, GO, 5.00%, 1/1/40  2,000 2,271
District of Columbia, Series A, GO, 5.00%, 1/1/41  2,500 2,828
District of Columbia, Series A, GO, 5.00%, 1/1/42  10,245 11,539
District of Columbia, Series A, GO, 5.00%, 10/15/44  3,050 3,276
District of Columbia, Series C, 5.00%, 5/1/37  1,780 1,988
District of Columbia, Series D, GO, 5.00%, 6/1/29  4,365 4,719
District of Columbia, Series D, GO, 5.00%, 6/1/32  10,000 10,799
District of Columbia, Georgetown Univ., 5.00%, 4/1/33  3,000 3,182

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
District of Columbia, Georgetown Univ., 5.00%, 4/1/34  1,800 1,909
District of Columbia, Georgetown Univ., 5.00%, 4/1/35  2,000 2,116
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/31 (2) 8,185 8,499
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/35 (2) 3,500 3,812
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37 (2) 1,500 1,486
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (2) 2,470 2,435
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/25 (2) 7,215 7,412
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/27 (2) 2,790 2,821
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/28 (2) 2,310 2,338
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/29 (2) 4,700 5,026
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30 (2) 3,285 3,507
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (2) 4,675 4,980
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/33 (2) 5,300 5,638
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34 (2) 7,350 7,591
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (2) 17,795 18,311
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (2) 1,860 2,007
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/39 (2) 1,775 1,959
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/40 (2) 2,580 2,835
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/41 (2) 6,780 7,423
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/30 (2) 10,280 10,565
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/28  5,000 5,401
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/29  8,190 8,834
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  2,800 3,012
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/35  1,000 1,029

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/36  855 871
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/37  1,000 1,009
Washington Metropolitan Area Transit Auth., Green Bond,
Series A, 4.00%, 7/15/38  6,265 6,419
205,358
FLORIDA 5.5%
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/24  1,250 1,273
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/34  2,615 2,793
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series B,
5.00%, 12/1/34  12,380 12,518
Brevard County HFA, Health First, 5.00%, 4/1/27  2,075 2,089
Brevard County HFA, Health First, 5.00%, 4/1/29  750 755
Brevard County HFA, Health First, 5.00%, 4/1/30  3,285 3,307
Brevard County HFA, Health First, 5.00%, 4/1/31  4,490 4,520
Brevard County HFA, Health First, 5.00%, 4/1/39  8,105 8,159
Brevard County HFA, Health First, Series A, 5.00%, 4/1/41  12,000 12,716
Broward County Airport, 5.00%, 10/1/27 (2) 1,250 1,319
Broward County Airport, 5.00%, 10/1/29 (2) 2,265 2,390
Broward County Airport, 5.00%, 10/1/30 (2) 2,250 2,370
Broward County Airport, 5.00%, 10/1/31 (2) 1,500 1,577
Broward County Airport, 5.00%, 10/1/32 (2) 1,815 1,907
Broward County Airport, 5.00%, 10/1/33 (2) 1,295 1,360
Broward County Airport, 5.00%, 10/1/34 (2) 1,500 1,572
Broward County Airport, Series A, 5.00%, 10/1/33 (2) 4,840 5,216
Broward County Airport, Series A, 5.00%, 10/1/34 (2) 5,500 5,910
Broward County Airport, Series P-2, 5.00%, 10/1/25  3,700 3,704
Broward County Port Fac., Series C, 5.00%, 9/1/29  1,760 1,959
Broward County Port Fac., Series D, 5.00%, 9/1/26 (2) 2,760 2,860
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/25  750 760
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/26  1,250 1,279
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/27  1,500 1,546
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/28  1,500 1,556
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  500 521
Central Florida Expressway Auth., 4.00%, 7/1/35 (7) 3,500 3,713
Central Florida Expressway Auth., 4.00%, 7/1/37 (7) 4,000 4,112
Central Florida Expressway Auth., 4.00%, 7/1/39 (7) 3,070 3,114
Central Florida Expressway Auth., Series A, 5.00%, 7/1/30  16,915 17,740

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/29  4,965 5,378
Florida DOT, Garvees , Series A, 5.00%, 7/1/30  5,000 5,681
Florida Municipal Power Agency, Series A, 5.00%, 10/1/31  7,910 8,277
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/25 (2) 2,785 2,861
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/29 (2) 8,285 8,994
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (2) 3,000 3,143
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (2) 6,500 6,774
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (2) 4,580 4,749
Hillsborough County Aviation Auth., Tampa Int'l. Airport, 5.00%,
10/1/26 (2) 2,380 2,485
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series A,
5.00%, 10/1/23 (2) 1,480 1,482
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B,
5.00%, 10/1/34 ( Prerefunded 10/1/24) (5) 3,090 3,153
Lee Memorial Health System, Series A-1, 4.00%, 4/1/37  1,300 1,293
Lee Memorial Health System, Series A-1, 5.00%, 4/1/34  1,240 1,341
Miami-Dade County Aviation, 5.00%, 10/1/27 (2) 2,925 2,952
Miami-Dade County Aviation, Series A, 5.00%, 10/1/29 (2) 1,800 1,820
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (2) 6,950 7,020
Miami-Dade County Aviation, Series A, 5.00%, 10/1/32 (2) 9,590 9,664
Miami-Dade County Expressway Auth., Series 14A, 5.00%, 7/1/30  2,000 2,018
Miami-Dade County Expressway Auth., Series 2013A, 5.00%,
7/1/30  1,250 1,260
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/26  3,900 3,933
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/28  5,565 5,612
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,018
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33  3,000 3,104
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26  4,530 4,576
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27  3,850 3,888
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28  2,775 2,802
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/38 (2) 2,000 2,134
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/39 (2) 2,300 2,439
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/40 (2) 3,000 3,166
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/41 (2) 1,070 1,125
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/42 (2) 2,385 2,497
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/37  1,000 1,014
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/38  520 525
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/41  1,250 1,243
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/42  1,750 1,740
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/46  850 831

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/27  750 804
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/28  1,500 1,636
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/38  850 928
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/41  1,750 1,881
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/42  1,250 1,338
Orange County School Board, Series C, COP, 5.00%, 8/1/30
( Prerefunded 8/1/25) (5) 16,675 17,300
Orange County School Board, Series C, COP, 5.00%, 8/1/33  4,535 4,801
Orange County School Board, Series D, COP, 5.00%, 8/1/30
( Prerefunded 8/1/25) (5) 2,250 2,330
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/31  2,150 1,987
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/36  2,500 2,139
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34  6,385 6,744
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35  9,000 9,454
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/27  400 421
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/28  325 343
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/29  420 443
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/30  365 386
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/31  700 736
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/32  1,070 1,121
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/33  455 477
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
2, STEP, 0.00%, 5/1/40  255 235
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
3, 6.61%, 5/1/40 (3)(4) 280 —
293,111
GEORGIA 7.1%
Atlanta, Series A-1, GO, 5.00%, 12/1/35  2,250 2,623
Atlanta, Series A-1, GO, 5.00%, 12/1/36  2,350 2,711
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/38  2,575 2,628
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/39  3,750 3,812
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/40  2,750 2,785
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/41  1,200 1,211
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/42  5,145 5,162
Atlanta Airport, Dept. of Aviation, Series C, 4.00%, 7/1/39 (2) 1,000 981
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/27  1,825 1,835
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/30  10,500 10,569
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/31  14,440 14,536
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33  2,055 2,069

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/36  5,585 6,136
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/38  5,000 5,429
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/40  14,055 15,130
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29 (3)(4) 2,805 1,262
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35 (3)(4) 9,705 4,367
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40 (3)(4) 3,065 1,379
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  2,335 2,414
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/31  4,280 4,422
Atlanta Water & Wastewater, 5.00%, 11/1/31  10,800 11,154
Atlanta Water & Wastewater, 5.00%, 11/1/35 ( Prerefunded
5/1/25) (5) 6,000 6,198
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle
Project, Series 2018, VRDN, 5.05%, 11/1/52  6,600 6,600
Cobb County Kennestone Hosp. Auth., Wellstar Health, 5.00%,
4/1/25  1,075 1,099
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/29  5,395 5,396
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/31  500 527
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  2,250 2,360
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/34  1,475 1,632
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/31  400 422
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/32  1,000 1,054
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/33  2,000 2,106
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/34  2,515 2,646
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/26  1,860 1,922
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/28  1,200 1,268
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/29  1,780 1,885
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/30  6,300 6,681
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/35  5,000 5,283

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/37  2,500 2,618
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/28  2,500 2,666
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/29  2,750 2,939
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/31  2,365 2,524
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/32  3,660 3,881
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/33  3,390 3,588
Georgia Ports Auth., 4.00%, 7/1/38  3,180 3,270
Georgia Ports Auth., 4.00%, 7/1/39  2,500 2,552
Georgia Ports Auth., 4.00%, 7/1/42  2,875 2,902
Georgia Ports Auth., 4.00%, 7/1/43  6,750 6,803
Georgia Ports Auth., 5.00%, 7/1/35  3,000 3,484
Georgia, Bidding Group 2, Series A, GO, 5.00%, 7/1/39  5,000 5,747
Georgia, Bidding Group 2, Series A, GO, 5.00%, 7/1/40  16,250 18,593
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/32  1,000 1,053
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/34  1,205 1,268
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/35  1,000 1,049
Main Street Natural Gas, Series A, 5.00%, 5/15/26  2,350 2,381
Main Street Natural Gas, Series A, 5.00%, 5/15/28  1,450 1,483
Main Street Natural Gas, Series A, 5.00%, 5/15/33  5,000 5,135
Main Street Natural Gas, Series A, 5.00%, 5/15/34  5,000 5,129
Main Street Natural Gas, Series A, 5.50%, 9/15/24  2,500 2,529
Main Street Natural Gas, Series A, 5.50%, 9/15/27  11,060 11,578
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  16,295 16,229
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52 (Tender
6/1/29)  2,500 2,583
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53 (Tender
9/1/30)  6,000 6,307
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/43  2,000 2,002
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  10,000 10,018
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  31,530 31,363
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  14,585 14,400
Metropolitan Atlanta Rapid Transit Auth., Sales Tax, Series B,
5.00%, 7/1/32  5,000 5,303

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/29  9,290 9,912
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/30  1,870 1,999
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/31  1,965 2,092
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/32  1,060 1,129
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/33  665 706
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/30  2,675 2,859
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/31  1,560 1,661
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/32  1,700 1,810
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/33  1,845 1,960
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/34  2,005 2,130
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/35  3,415 3,613
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/28  8,660 8,994
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/35  255 279
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/37  455 488
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/38  470 500
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/39  765 810
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/42  2,310 2,424
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
6.00%, 1/1/24 (9) 170 172
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
7.00%, 1/1/34 ( Prerefunded 1/1/24) (5) 3,000 3,043
377,652
HAWAII 0.4%
Hawaii Airports System, Series A, 5.00%, 7/1/43 (2) 2,100 2,157
Hawaii Airports System, Series D, 4.00%, 7/1/37  16,800 17,083
19,240
IDAHO 0.3%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25  1,055 1,064
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26  1,000 1,004
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28  745 748
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  650 653
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30  725 729
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31  720 724
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32  1,000 1,006

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29  2,185 2,262
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/39  1,840 2,081
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/40  2,750 3,095
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/41  2,490 2,792
16,158
ILLINOIS 3.9%
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2) 23,000 23,216
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29 (2) 5,450 5,515
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30 (2) 13,000 13,164
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31  3,600 3,749
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34  8,450 9,036
Chicago Wastewater, Series A, 5.00%, 1/1/32  4,045 4,201
Chicago Wastewater, Series A, 5.00%, 1/1/33  4,250 4,428
Chicago Wastewater, Series A, 5.00%, 1/1/34  4,460 4,628
Illinois, GO, 4.00%, 6/1/32  530 530
Illinois, GO, 4.00%, 6/1/35  2,075 2,052
Illinois, GO, 5.50%, 5/1/24  1,000 1,013
Illinois, GO, 5.50%, 5/1/25  1,000 1,033
Illinois, Series 2021A, GO, 5.00%, 3/1/27  4,000 4,213
Illinois, Series 2022A, GO, 5.00%, 3/1/27  3,000 3,159
Illinois, Series A, GO, 5.00%, 3/1/24  345 348
Illinois, Series A, GO, 5.00%, 10/1/25  2,050 2,113
Illinois, Series A, GO, 5.00%, 11/1/25  4,115 4,247
Illinois, Series A, GO, 5.00%, 3/1/26  2,500 2,594
Illinois, Series A, GO, 5.00%, 12/1/27  7,685 8,186
Illinois, Series A, GO, 5.00%, 3/1/28  3,375 3,610
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,412
Illinois, Series A, GO, 5.00%, 3/1/29  2,350 2,552
Illinois, Series B, GO, 5.00%, 3/1/25  1,375 1,405
Illinois, Series B, GO, 5.00%, 3/1/26  2,325 2,413
Illinois, Series C, GO, 5.00%, 11/1/29  16,500 17,551
Illinois, Series D, GO, 5.00%, 11/1/24  4,385 4,460
Illinois, Series D, GO, 5.00%, 11/1/25  20,535 21,196
Illinois, Series D, GO, 5.00%, 7/1/28  6,250 6,723
Illinois, Series D, GO, 5.00%, 11/1/28  7,995 8,509
Illinois Fin. Auth., Series A, 4.00%, 7/15/36  5,000 5,112
Illinois Fin. Auth., Series A, 4.00%, 7/15/37  3,200 3,236
Illinois Fin. Auth., Series A, 4.00%, 7/15/38  4,255 4,271
Illinois Fin. Auth., Series A, 4.00%, 7/15/39  6,640 6,646
Illinois Fin. Auth., Northwestern Memorial, Series C, VRDN, 4.43%,
7/15/55  4,200 4,200
Illinois Fin. Auth., Univ. of Chicago Medical, Series D-1, VRDN,
4.53%, 8/1/43  500 500
Illinois Fin. Auth., Univ. of Chicago Medical, Series D-2, VRDN,
4.53%, 8/1/43  2,500 2,500

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/27  1,275 1,305
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28  1,150 1,183
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/35  2,750 2,775
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/38  2,000 1,966
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/39  3,000 2,940
207,890
INDIANA 0.1%
Indiana Municipal Power Agency, Power Supply, Series A, 5.00%,
1/1/29  4,250 4,327
Valparaiso, Pratt Paper, 5.875%, 1/1/24 (2) 115 116
4,443
IOWA 0.7%
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  33,985 34,607
34,607
KANSAS 0.2%
Kansas DFA, Series B, VR, 5.00%, 11/15/54 ( Prerefunded
11/15/28) (5) 180 198
Kansas DFA, Unrefunded Balance, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/28)  3,540 3,833
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/25  1,000 1,004
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/26  1,045 1,051
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/28  2,300 2,310
8,396
KENTUCKY 1.1%
Ashland, Ashland Medical Center, 5.00%, 2/1/27  660 685
Ashland, Ashland Medical Center, 5.00%, 2/1/29  805 856
Ashland, Ashland Medical Center, 5.00%, 2/1/30  370 398
Ashland, Ashland Medical Center, 5.00%, 2/1/31  460 485
Ashland, Ashland Medical Center, 5.00%, 2/1/32  125 132
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/27  8,625 8,919
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28  3,105 3,184
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29  5,250 5,376
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31  1,000 1,022
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32  3,250 3,320
Kentucky Public Energy Auth., Series A-1, VRDN, 4.00%, 8/1/52
(Tender 8/1/30)  13,585 13,319

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  23,350 23,128
60,824
LOUISIANA 0.5%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels, VRDN,
1.00%, 12/1/51 (Tender 12/1/24) (2) 8,925 8,465
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  5,075 5,021
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/29 (2) 4,400 4,459
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/31 (2) 6,000 6,084
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  3,500 3,435
27,464
MARYLAND 3.0%
Baltimore City, Series C, 5.00%, 7/1/27  500 503
Baltimore City, Wastewater, Series A, 5.00%, 7/1/34  3,570 3,802
Baltimore City, Water Project, Series C, 5.00%, 7/1/34  2,155 2,295
Baltimore County, Metropolitan District Bonds, 84th Issue, GO,
5.00%, 3/1/41  5,960 6,770
Frederick County, Public Facilities Project, GO, 5.00%, 4/1/40  3,420 3,906
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/24  1,260 1,256
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25  1,550 1,545
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26  2,595 2,576
Howard County, Series D, GO, 5.00%, 2/15/31  5,480 6,014
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/27 (2) 1,000 1,053
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/28 (2) 2,400 2,555
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/29 (2) 1,000 1,079
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/30 (2) 1,000 1,091
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/31 (2) 1,150 1,267
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/32 (2) 2,500 2,751
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/33 (2) 1,150 1,265
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/34 (2) 1,000 1,097
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/35 (2) 1,000 1,089
Maryland Economic Dev., Morgan State Univ., Series A, 5.375%,
7/1/38  1,350 1,470
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/26  2,135 2,189
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,040 1,079
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,000 1,050
Maryland HHEFA, 5.00%, 7/1/28 ( Prerefunded 7/1/24) (5) 2,275 2,309
Maryland HHEFA, 5.00%, 7/1/29 ( Prerefunded 7/1/24) (5) 2,350 2,385

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/29  2,000 2,130
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/30  2,180 2,321
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/31  1,950 2,077
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/31  2,660 2,748
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29  10,365 10,608
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30  2,785 2,851
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  1,670 1,710
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26  2,500 2,506
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28  4,000 4,002
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  8,705 8,869
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  2,400 2,524
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27
( Prerefunded 7/1/24) (5) 3,200 3,251
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/33  4,150 4,510
Maryland State Transportation Auth., Series A, 4.00%, 7/1/37  1,500 1,560
Maryland State Transportation Auth., Series A, 4.00%, 7/1/40  1,250 1,261
Maryland State Transportation Auth., Series A, 5.00%, 7/1/35  2,000 2,298
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/30 (2) 1,000 1,076
Montgomery County, Series C, GO, 5.00%, 10/1/24  11,460 11,703
Montgomery County Housing Opportunities Commission, Green
Bond, Series A, VRDN, 4.53%, 1/1/63  550 550
Prince George's County, Series A, GO, 5.00%, 7/1/31  15,000 17,559
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/23  650 649
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27  1,465 1,429
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  1,075 1,033
Univ. System of Maryland, Series A, 4.00%, 4/1/43  5,365 5,356
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  750 744
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  1,000 981
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,000 884
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,825 2,307
Washington Suburban Sanitary Commission, 2.25%, 6/1/40  9,655 7,398
159,291
MASSACHUSETTS 1.4%
City of Boston, Series A, GO, 5.00%, 11/1/39  5,000 5,806
Massachusetts, GO, 5.00%, 7/1/38  3,250 3,592
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/37  3,750 3,865

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/38  2,500 2,559
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/39  4,325 4,399
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/40  4,050 4,090
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/40  7,210 8,204
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/41  6,000 6,801
Massachusetts Dev. Fin. Agency, Partners Healthcare, Series S-2,
VRDN, 5.00%, 7/1/38 (Tender 1/30/25)  10,000 10,220
Massachusetts Transportation Fund Revenue, Series A, 5.00%,
6/1/40  11,615 12,904
Massachusetts Transportation Fund Revenue, Series A, 5.00%,
6/1/41  10,000 11,061
73,501
MICHIGAN 4.0%
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/25 (7) 605 614
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/26 (7) 500 506
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/27 (7) 1,280 1,296
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/28 (7) 1,000 1,012
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/30 (7) 1,200 1,213
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/39  2,205 2,444
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/31  8,560 8,983
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/32  3,500 3,692
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/33  14,085 14,683
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  17,950 18,726
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/39  2,605 2,877
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46  8,000 8,185
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/28  9,505 10,043
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/29  6,225 6,588
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/30  8,115 8,551
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/31  5,540 5,814
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series C, 5.00%, 7/1/35  1,000 1,020

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/28  8,890 9,266
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/30  11,880 12,408
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/31  3,000 3,133
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/32  480 501
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34  9,505 9,897
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28  2,505 2,575
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29  1,000 1,027
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30  850 873
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31  2,250 2,310
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29  5,000 5,177
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/34  4,000 4,266
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/35  5,750 6,099
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/37  5,000 5,246
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32  1,325 1,420
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32 ( Prerefunded 12/1/27) (5) 155 169
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/30  1,700 1,833
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/31  1,050 1,128
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(7) 14,615 15,139
Wayne County Airport Auth., Series A, 5.00%, 12/1/37  2,020 2,021
Wayne County Airport Auth., Series B, 4.00%, 12/1/26 (1)(2) 8,065 8,171
Wayne County Airport Auth., Series B, 5.00%, 12/1/26 (2) 3,155 3,282
Wayne County Airport Auth., Series B, 5.00%, 12/1/27 (2) 1,810 1,906
Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (2) 800 844
Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (2) 600 632
Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (2) 1,360 1,430
Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (2) 800 840
Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (2) 1,450 1,522
Wayne County Airport Auth., Series B, 5.00%, 12/1/38 (2) 1,595 1,701
Wayne County Airport Auth., Series F, 5.00%, 12/1/26 (2) 3,850 3,968
Wayne County Airport Auth., Series F, 5.00%, 12/1/34 (2) 3,500 3,580
Wayne County Airport Auth., Series G, 5.00%, 12/1/33  1,485 1,538
210,149
MINNESOTA 0.3%
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/27  6,500 6,538
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/31  3,580 3,600
Minnesota, Series A, GO, 5.00%, 8/1/37  5,865 6,719
16,857

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
MISSOURI 0.8%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38 (2) 6,400 6,258
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/31 (2) 3,720 4,031
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/33 (2) 2,550 2,731
Missouri HEFA, Series C, VRDN, 5.00%, 5/1/52 (Tender 5/1/28)  17,960 19,387
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/30  4,750 4,960
Saint Louis Airport, Series B, 5.00%, 7/1/24 (2)(7) 1,075 1,086
Saint Louis Airport, Series B, 5.00%, 7/1/25 (2)(7) 2,725 2,783
41,236
MONTANA 0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24  880 876
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25  925 915
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26  970 953
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28  1,060 1,036
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31  1,250 1,197
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32  445 423
5,400
NEBRASKA 0.6%
Central Plains Energy, Nebraska Gas, VRDN, 4.00%, 12/1/49
(Tender 8/1/25)  5,345 5,340
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/27  4,000 4,119
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/29  4,000 4,201
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/30  10,000 10,588
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/31  2,000 2,132
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/32  5,805 6,222
32,602
NEVADA 0.2%
Truckee Meadows Water Auth., 5.00%, 7/1/32  4,000 4,202
Truckee Meadows Water Auth., 5.00%, 7/1/34  3,965 4,152
Truckee Meadows Water Auth., 5.00%, 7/1/35  1,195 1,247
9,601
NEW HAMPSHIRE 0.3%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  15,926 15,596
15,596
NEW JERSEY 2.7%
New Jersey Economic Dev. Auth., Series RRR, 5.00%, 3/1/28  10,050 10,781
New Jersey Economic Dev. Auth., Continental Airlines, 5.125%,
9/15/23 (2) 1,735 1,735
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (2) 2,000 2,029
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/34  2,025 1,932

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  5,800 4,844
New Jersey Economic Dev. Auth., Transportation System, 5.00%,
11/1/33  4,750 5,206
New Jersey Economic Dev. Auth., Transportation System, 5.00%,
11/1/34  4,350 4,744
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (7) 1,200 1,257
New Jersey General Obligation Bonds, GO, 5.00%, 6/1/39  3,935 4,287
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A,
5.25%, 7/1/28  5,000 5,007
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/38  3,750 3,744
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/32  5,275 5,933
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/33  2,000 2,242
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/34  5,805 6,259
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/35  7,500 8,373
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  2,750 3,035
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/40  2,000 2,175
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/31  5,000 5,647
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/32  3,000 3,374
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/33  3,000 3,363
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/38  3,500 3,494
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/39  3,000 2,973
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/40  3,275 3,226
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/29  4,800 5,246
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  5,355 5,820
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2018A, 5.00%, 12/15/24  5,000 5,104
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2019A, 5.00%, 12/15/24  5,225 5,333
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/35  1,800 1,927

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/36  2,500 2,659
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/33  5,000 5,441
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/25  2,000 2,051
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/30  10,795 11,438
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
6/1/24  2,630 2,660
143,339
NEW MEXICO 0.2%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,000 1,943
New Mexico Hosp. Equipment Loan Council, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25)  6,720 6,901
8,844
NEW YORK 10.7%
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/28  6,390 6,979
Dormitory Auth. of the State of New York, Bidding Group 1,
Series E, 5.00%, 3/15/28  5,000 5,461
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/30  1,250 1,362
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/32  1,350 1,458
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/32  5,525 5,978
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/25  975 975
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 2/15/28  6,300 6,355
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/33  8,490 8,725
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/32  18,985 20,471
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35  23,225 24,893
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/29  8,000 8,470
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/34  5,000 5,265
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  3,425 3,640
Dormitory Auth. of the State of New York, Unrefunded Balance,
Series B, 5.00%, 2/15/26  7,425 7,783
Metropolitan Transportation Auth., Series 2012G-1, VRDN, 4.48%,
11/1/32  3,500 3,500

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/24  5,000 5,075
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35  10,000 10,312
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/29  10,000 10,396
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30  5,000 5,189
Metropolitan Transportation Auth., Series E-1, VRDN, 4.48%,
11/15/50  5,760 5,760
Nassau County IDA, Amsterdam at Harborside , Series A, 9.00%,
1/1/41 (1)(3) 680 646
Nassau County IDA, Amsterdam at Harborside , Series B, VR,
5.00%, 1/1/58 (3) 1,224 366
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27  1,650 1,672
New York City, Series 1, GO, 5.00%, 8/1/25  13,000 13,490
New York City, Series A-1, GO, 5.00%, 8/1/29  8,500 9,530
New York City, Series B-1, GO, 5.00%, 12/1/31  2,000 2,119
New York City, Series B-1, GO, 5.00%, 10/1/35  1,785 1,921
New York City, Series B-1, GO, 5.00%, 10/1/37  3,070 3,268
New York City, Series E, GO, 5.00%, 8/1/28 ( Prerefunded
8/31/23) (5) 6,125 6,133
New York City, Series F-1, GO, 5.00%, 3/1/44  5,700 6,194
New York City, Series I, GO, 5.00%, 3/1/28  14,730 14,864
New York City, Series I-4, GO, VRDN, 4.50%, 4/1/36  2,300 2,300
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  5,500 5,503
New York City Housing Dev., Sustainablity Bonds, Series C, 2.25%,
11/1/41  8,400 5,920
New York City Municipal Water Fin. Auth., Series 3B, VRDN,
4.50%, 6/15/43  500 500
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/37  19,000 20,217
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/40  5,195 5,657
New York City Municipal Water Fin. Auth., Series BB, 5.00%,
6/15/31  5,680 6,135
New York City Municipal Water Fin. Auth., Series BB-1, 3.00%,
6/15/44  12,810 10,377
New York City Municipal Water Fin. Auth., Series EE, 4.00%,
6/15/39  5,000 5,065
New York City Transitional Fin. Auth. Future Tax, 4.00%, 5/1/39  4,505 4,520
New York City Transitional Fin. Auth. Future Tax, Series B-1, 4.00%,
8/1/45  10,000 9,839
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/32  16,155 17,491
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/32  7,715 8,353
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34  5,160 5,651

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series A-1,
4.00%, 11/1/38  4,000 4,046
New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.00%, 8/1/24  11,500 11,706
New York City Transitional Fin. Auth., Future Tax, Series A-2,
5.00%, 8/1/36  16,840 17,976
New York City Transitional Fin. Auth., Future Tax, Series B-1,
5.00%, 8/1/35  10,600 12,164
New York City Transitional Fin. Auth., Future Tax, Series C, 5.00%,
11/1/27  19,480 20,092
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/33  9,000 9,609
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/37  9,320 10,466
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/33  11,300 12,123
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/34  3,000 3,214
New York City Transitional Fin. Auth., Future Tax, Series F-3,
5.00%, 2/1/31  7,450 7,769
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  6,930 7,921
New York State Thruway Auth., Series A-1, 4.00%, 3/15/45  7,000 6,800
New York State Thruway Auth., Personal Income Tax, Series A,
5.00%, 3/15/25  1,000 1,001
New York State Thruway Auth., Personal Income Tax, Series A,
5.00%, 3/15/27  2,830 2,833
New York State Urban Dev., Personal Income Tax, 5.00%, 9/15/31  11,105 12,910
New York State Urban Dev., Personal Income Tax, Series A, 4.00%,
3/15/39  4,500 4,509
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/41  5,250 5,742
New York State Urban Dev., Personal Income Tax, Series C,
5.00%, 3/15/28  14,775 14,803
New York State Urban Dev., Personal Income Tax, Series C-2,
5.00%, 3/15/33  18,775 20,271
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (2) 4,990 5,000
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (2) 4,980 4,985
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/26 (2) 5,165 5,267
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31 (2) 5,535 5,729
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/23 (2) 1,575 1,580
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/24 (2) 1,250 1,268

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/25 (2) 850 870
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/28 (2) 1,450 1,535
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/29 (2) 1,000 1,068
Port Auth. of New York & New Jersey, 5.00%, 11/1/32 (2) 4,595 5,000
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/28 (2) 5,410 5,472
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (2) 18,545 19,370
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 222, 5.00%, 7/15/33  3,065 3,519
Triborough Bridge & Tunnel Auth., Series A, BAN, 5.00%, 8/15/24  7,035 7,150
569,546
NORTH CAROLINA 2.0%
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/35  1,880 1,966
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/36  1,875 1,942
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/38  2,225 2,271
Charlotte Water & Sewer, 5.00%, 7/1/24  5,000 5,081
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, VRDN,
5.00%, 1/15/49 (Tender 12/1/31)  16,370 18,618
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 4.00%,
1/15/35  5,000 5,074
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%,
1/15/34  3,700 3,868
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%,
1/15/38  3,000 3,088
Durham County, Series A, 5.00%, 6/1/37  750 864
Durham County, Series A, 5.00%, 6/1/38  1,100 1,257
New Hanover County, Regional Medical Center, 5.00%, 10/1/30
( Prerefunded 10/1/27) (5) 4,235 4,600
North Carolina Capital Fac. Fin. Agency, Duke Univ., Series B,
5.00%, 10/1/55 ( Prerefunded 10/1/25) (5) 10,000 10,410
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ., 5.00%,
1/1/33  5,205 5,453
North Carolina Medical Care Commission, Southminster , 5.00%,
10/1/23  595 595
North Carolina Medical Care Commission, Southminster , 5.00%,
10/1/24  705 705
North Carolina Medical Care Commission, Southminster , 5.00%,
10/1/25  485 484
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/31 ( Prerefunded 6/1/25) (5) 7,000 7,238
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/32 ( Prerefunded 6/1/25) (5) 2,000 2,068

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series A, 5.00%, 1/1/31  10,025 10,369
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series C, 5.00%, 1/1/29  3,000 3,106
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series C, 5.00%, 1/1/30 ( Prerefunded 1/1/26) (5) 215 224
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Unrefunded Balance, Series C, 5.00%, 1/1/30  9,785 10,128
North Carolina Turnpike Auth., 5.00%, 1/1/25  1,350 1,376
North Carolina Turnpike Auth., 5.00%, 1/1/26 (7) 1,350 1,403
North Carolina Turnpike Auth., 5.00%, 1/1/27 (7) 2,400 2,538
Univ. of North Carolina at Chapel Hill, Series A, VRDN, 4.53%,
2/15/31  2,800 2,800
107,526
OHIO 1.3%
Allen County Hosp. Fac., Catholic Healthcare, Series C, VRDN,
4.45%, 6/1/34  800 800
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  28,445 26,437
Cleveland Airport, Series A, 5.00%, 1/1/27 (7) 1,525 1,565
Cleveland Airport, Series A, 5.00%, 1/1/28 (7) 3,055 3,135
Cleveland Airport, Series A, 5.00%, 1/1/30 (7) 1,650 1,694
Cleveland Airport, Series A, 5.00%, 1/1/31 (7) 1,000 1,026
Columbus, Series A, GO, 4.00%, 8/15/27  4,625 4,704
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/30  1,100 1,191
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/31  1,000 1,083
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/32  1,600 1,730
Hamilton County, Life Enriching Community, 5.00%, 1/1/24  525 526
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  800 803
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  550 553
Hamilton County, Life Enriching Community, 5.00%, 1/1/31  1,500 1,498
Montgomery County, Catholic Health Initiatives, 5.25%, 5/1/29
( Prerefunded 11/12/23) (5) 1,325 1,332
Montgomery County, Catholic Health Initiatives, Unrefunded
Balance, 5.25%, 5/1/29 ( Prerefunded 11/13/23) (5) 2,465 2,477
Ohio Higher Ed. Fac. Commission, Cleveland Clinic, Series B-4,
VRDN, 4.43%, 1/1/43  6,600 6,600
Ohio Hosp. Fac., Cleveland Clinic Health, VRDN, 2.75%, 1/1/52
(Tender 5/1/28)  4,500 4,393
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/31  5,480 5,960
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/33  2,735 2,966
70,473
OREGON 0.7%
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst ,
5.00%, 5/15/25  280 278

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst ,
5.00%, 5/15/27  305 301
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst ,
5.00%, 5/15/28  320 314
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst ,
5.00%, 5/15/29  335 328
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst ,
5.00%, 5/15/30  355 345
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst ,
5.00%, 5/15/31  370 357
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst ,
5.00%, 5/15/32  390 374
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst ,
5.00%, 5/15/33  410 391
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/26  450 470
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/27  500 532
Oregon, Series A, GO, 5.00%, 5/1/36  2,750 3,221
Oregon, Series A, GO, 5.00%, 5/1/37  3,000 3,477
Oregon, Series A, GO, 5.00%, 5/1/38  2,500 2,873
Oregon, Series A, GO, 5.00%, 5/1/39  1,060 1,212
Oregon, Series D, GO, 4.00%, 6/1/39  1,820 1,839
Oregon, Series D, GO, 5.00%, 6/1/36  1,600 1,874
Oregon, Series E, GO, 5.00%, 6/1/37  1,420 1,605
Oregon, Series E, GO, 5.00%, 6/1/38  1,750 1,966
Oregon, Series E, GO, 5.00%, 6/1/39  5,245 5,869
Oregon, Series E, GO, 5.00%, 6/1/40  1,500 1,672
Port of Portland Airport, Series 24-B, 5.00%, 7/1/30 (2) 3,185 3,331
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31 (2) 1,685 1,760
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32 (2) 1,135 1,185
Port of Portland Airport, Series 28, 4.00%, 7/1/36 (2) 2,000 2,005
37,579
PENNSYLVANIA 1.2%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/27  550 568
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  600 626
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/29  600 629
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  650 686
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/28 (1) 2,250 2,295
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/33 (1) 1,500 1,528

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Chester County IDA, Longwood, 4.00%, 12/1/39  2,880 2,899
Chester County IDA, Longwood, 4.00%, 12/1/40  2,250 2,255
Chester County IDA, Longwood, 4.00%, 12/1/41  2,500 2,505
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/25  1,655 1,695
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/26  2,000 2,082
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/27  2,000 2,115
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/36 (1) 4,005 3,424
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/32  800 895
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/33  2,000 2,221
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/34  1,125 1,246
Philadelphia Airport, Series C, 5.00%, 7/1/28 (2) 7,250 7,694
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/35 (7) 3,250 3,576
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/36 (7) 2,000 2,177
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/37 (7) 1,605 1,727
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/31 (7) 9,160 9,610
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/32 (7) 10,000 10,472
62,925
PUERTO RICO 4.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 12,408 6,359
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (1) 6,450 6,529
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (1) 7,470 7,518
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (1) 3,250 3,345
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33 (1) 13,455 13,737
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  429 412
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  9,800 5,972
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  15,705 14,901
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  3,774 3,486

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  9,528 8,536
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  2,757 2,366
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  2,928 2,995
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  3,488 3,665
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  10,670 11,401
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  49,272 53,696
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (4)(11) 130 48
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (4)
(11) 170 63
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (4)
(11) 500 186
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (4)(11) 630 235
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (4)(11) 2,380 887
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (4)(11) 830 309
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (4)(11) 985 367
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (4)(11) 130 48
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (4)
(11) 70 26
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (4)
(11) 6,525 2,431
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (4)
(11) 535 199
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (4)(11) 215 80
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (4)(11) 610 227
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (4)(11) 480 179
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (4)(11) 150 56
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (4)(11) 265 99
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (4)(11) 190 71
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (4)(11) 1,890 704
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (4)(11) 530 197
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (4)(11) 225 84
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  9,647 6,877
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  36,135 23,449
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  35,593 33,505
Puerto Rico Sales Tax Fin., Restructured, Series A-2-Converted,
4.329%, 7/1/40  13,192 12,418
227,663

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
RHODE ISLAND 0.2%
Central Falls Detention Fac., 7.25%, 7/15/35 (3)(4) 980 176
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/23  1,950 1,950
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  5,025 5,023
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/25  1,425 1,426
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/26  1,630 1,631
10,206
SOUTH CAROLINA 0.7%
Lexington County Health Services Dist., Lexington Medical Center,
5.00%, 11/1/29  3,010 3,202
South Carolina Jobs Economic Dev. Auth., Bon Secours Mercy
Health System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)  3,030 3,112
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/32  7,185 7,574
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/34  8,370 8,781
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/36  2,000 2,077
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/43  4,440 4,516
Spartanburg Regional Health Services Dist., 5.00%, 4/15/30  2,140 2,342
Spartanburg Regional Health Services Dist., 5.00%, 4/15/31  2,245 2,478
Spartanburg Regional Health Services Dist., 5.00%, 4/15/32  1,340 1,489
35,571
SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/34  4,300 4,333
4,333
TENNESSEE 1.0%
Chattanooga Health Ed. & Housing Fac. Board, Commonspirit
Health, Series A, 5.00%, 8/1/25  1,360 1,388
Chattanooga Health Ed. & Housing Fac. Board, Commonspirit
Health, Series A, 5.00%, 8/1/26  1,750 1,813
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/25  1,300 1,323
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/26  1,000 1,020
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/27  1,050 1,072
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/28  1,000 1,021

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/29  1,000 1,021
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/30  2,735 2,911
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  1,000 1,053
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  10,325 10,739
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  3,255 3,406
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/24 (2) 670 676
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/25 (2) 2,350 2,400
Metropolitan Gov't. of Nashville & Davidson County, Series C, GO,
5.00%, 7/1/32 ( Prerefunded 7/1/25) (5) 8,000 8,286
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, 5.00%, 7/1/30  2,250 2,361
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,000 2,078
Tennessee, Series B, GO, 5.00%, 8/1/30  6,860 7,300
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  4,945 5,044
54,912
TEXAS 9.9%
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%,
2/15/35 (7) 2,500 2,690
Austin Airport, North Terminal Project, Series 2019B, 5.00%,
11/15/33 (2) 2,000 2,158
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/25 (2) 650 669
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/26 (2) 1,100 1,150
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/29 (2) 1,200 1,251
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31 (2) 1,550 1,609
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/32 (2) 1,700 1,836
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33 (2) 1,130 1,168
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/36 (2) 1,000 1,060
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/37 (2) 2,680 2,822
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/24  1,130 1,130
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/25  700 702

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/26  1,790 1,803
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/30  2,455 2,506
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/31  1,800 1,839
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  2,450 2,499
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34  1,000 1,022
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/24  500 499
Austin Water & Wastewater System Revenue, 5.00%, 11/15/30  5,340 5,697
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/45  4,750 4,956
Central Texas Regional Mobility Auth., Series C, 5.00%, 1/1/27  8,420 8,735
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37  1,640 1,645
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/38  3,750 3,703
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/39  7,105 6,955
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/34  900 923
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36  1,250 1,265
Central Texas Regional Mobility Auth., Series E, 5.00%, 1/1/32  1,200 1,314
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.75%, 8/15/33  10,000 10,168
Cypress-Fairbanks Independent School Dist., GO, 5.00%, 2/15/29  3,840 3,940
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/32
( Prerefunded 12/1/25) (5) 5,000 5,212
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/24  1,025 1,046
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/25  910 946
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/26  1,500 1,591
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/28  2,000 2,009
Dallas/Fort Worth Int'l. Airport, Series F, 5.25%, 11/1/28  1,850 1,858
Grand Parkway Transportation, Grand Parkway System, 4.00%,
10/1/45  10,000 9,718
Grand Parkway Transportation, Tela Supported, Series A, 5.00%,
10/1/34  8,495 9,249
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, VRDN, 5.00%, 7/1/49 (Tender 12/1/24)  5,500 5,590
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series A, 5.00%, 12/1/24  2,170 2,214
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series A, 5.00%, 12/1/30 ( Prerefunded 12/1/24) (5) 3,300 3,376
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Seriec  C-1,
4.40%, 8/1/23  10,000 10,000
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B,
VRDN, 4.60%, 12/1/59  10,050 10,050
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series C-2,
4.40%, 8/1/23  4,500 4,500

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/31  3,000 3,266
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/32  2,550 2,768
Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28  2,180 2,250
Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35 (2) 8,350 8,365
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (2) 10,200 10,226
Houston Combined Utility, Series A, 4.00%, 11/15/33  1,200 1,262
Houston Combined Utility, Series A, 4.00%, 11/15/34  1,225 1,285
Houston Combined Utility, Series A, Zero Coupon, 12/1/25 (7)(9) 7,510 6,951
Houston Combined Utility, Series C, 5.00%, 5/15/27  8,950 9,067
Houston Combined Utility, Series C, 5.00%, 5/15/28  6,655 6,744
Houston Independent School Dist., GO, 5.00%, 2/15/31  3,570 3,826
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/31  3,275 3,429
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/32  6,500 6,794
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/25  2,485 2,510
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/31  750 833
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/32  1,000 1,107
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/33  1,100 1,215
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/34  1,000 1,103
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/35  1,100 1,239
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/36  2,750 3,030
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/37  1,335 1,473
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/38  1,900 2,056
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/40  1,500 1,623
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/41  4,250 4,547
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/41  1,520 1,639
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/46  4,875 5,156
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.25%, 5/15/40  2,265 2,513
Lower Colorado River Auth., LCRA Transmission Services Project,
Series D, 5.00%, 5/15/30  4,450 4,581
Lower Colorado River Auth., LCRA Transmission Services Project,
Series D, 5.00%, 5/15/31  4,630 4,763

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Lower Neches Valley Auth. IDC, Exxon Mobil Project, VRDN,
4.55%, 11/1/51  1,450 1,450
Mission Economic Dev., Natgasoline , Series B, 4.625%,
10/1/31 (1)(2) 10,700 10,419
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/23  250 250
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/24  500 505
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25  750 759
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26  2,045 2,078
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27  2,145 2,184
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29  780 796
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30  835 853
North Texas Tollway Auth., 1st Tier, Series 2016A, 5.00%, 1/1/31  3,750 3,924
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/27  5,525 5,560
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/31  1,250 1,308
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38  5,055 5,368
North Texas Tollway Auth., 2nd Tier, Series A, 5.00%, 1/1/34  13,660 13,900
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/30  6,530 6,838
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/31  10,690 10,764
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/32  1,815 1,925
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33  3,910 4,140
North Texas Tollway Auth., 2nd Tier, Series B, Refunding, 5.00%,
1/1/31  2,000 2,093
North Texas Tollway Auth., Unrefunded Balance, Series A, 5.00%,
1/1/25  225 225
North Texas Tollway Auth., Unrefunded Balance, Series A, 5.00%,
1/1/26  275 275
North Texas Tollway Auth., Unrefunded Balance, Series B, 5.00%,
1/1/25  135 135
North Texas Tollway Auth., Unrefunded Balance, Series B, 5.00%,
1/1/26  35 35
Permanent Univ. Fund - Univ. of Texas System, Series A, 5.00%,
7/1/40  8,775 9,913
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
1.875%, 1/1/26 (1)(2) 300 274
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.00%, 1/1/27 (1)(2) 550 485
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.125%, 1/1/28 (1)(2) 525 448
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33  2,265 2,420
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/27  1,500 1,553
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/28  1,720 1,783
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/29  1,200 1,244
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/30  1,500 1,554

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/34  3,615 3,791
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  20,090 20,878
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  4,460 4,566
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29  16,700 17,165
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  10,055 10,377
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  1,250 1,294
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/32  1,000 1,085
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/34  1,500 1,619
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35  7,430 7,965
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/36  4,735 5,035
Texas Transportation Commission, Central Texas Turnpike,
Series B, 5.00%, 8/15/32  12,285 12,464
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/31  7,415 7,507
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/32  465 471
Texas Transportation Commission, Mobility Fund, GO, 5.00%,
10/1/27  6,100 6,171
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/31  12,420 13,460
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33  8,000 8,650
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/33  19,495 21,080
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/34  18,475 19,934
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/27  2,500 2,543
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/28  1,600 1,628
Univ. of Texas, Board of Regents, Series B, 5.00%, 8/15/28  12,080 12,290
526,125
UTAH 1.6%
Intermountain Power Agency, Series A, 5.00%, 7/1/39 (12) 4,500 5,049
Intermountain Power Agency, Series A, 5.00%, 7/1/40 (12) 3,500 3,910
Intermountain Power Agency, Series A, 5.00%, 7/1/41 (12) 2,000 2,227
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (2) 3,925 4,107
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (2) 3,500 3,703
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32 (2) 1,825 1,929
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/32 (2) 8,750 9,640
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/35 (2) 11,070 12,050

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Salt Lake City Airport, Series A, 4.00%, 7/1/41 (2)(6) 10,435 10,171
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (2) 2,200 2,311
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (2) 2,560 2,680
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (2) 5,050 5,337
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (2) 4,155 4,557
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (2) 3,500 3,674
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (2) 6,000 6,260
Salt Lake City Airport, Series A, 5.00%, 7/1/38 (2) 4,665 4,822
Vineyard Redev . Agency, 4.00%, 5/1/32 (7) 135 143
Vineyard Redev . Agency, 4.00%, 5/1/34 (7) 300 316
Vineyard Redev . Agency, 4.00%, 5/1/36 (7) 250 259
Vineyard Redev . Agency, 4.00%, 5/1/38 (7) 270 275
Vineyard Redev . Agency, 4.00%, 5/1/39 (7) 225 228
Vineyard Redev . Agency, 4.00%, 5/1/40 (7) 320 323
Vineyard Redev . Agency, 5.00%, 5/1/29 (7) 385 427
Vineyard Redev . Agency, 5.00%, 5/1/30 (7) 215 242
Vineyard Redev . Agency, 5.00%, 5/1/31 (7) 235 267
84,907
VIRGINIA 6.6%
Arlington County, GO, 5.00%, 6/15/36  6,000 6,978
Arlington County, GO, 5.00%, 6/15/38  9,585 10,951
Arlington County, GO, 5.00%, 6/15/39  2,040 2,317
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  555 616
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33  1,265 1,405
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  2,405 2,661
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  1,000 1,099
Fairfax County, Series A, GO, 2.00%, 10/1/39  12,225 9,105
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/30  1,400 1,600
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/31  1,450 1,656
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/32  2,200 2,511
Fairfax County IDA, Inova Health, 3.50%, 5/15/39  5,885 5,397
Fairfax County IDA, Inova Health, 5.00%, 5/15/35  3,500 3,995
Fairfax County IDA, Inova Health, 5.00%, 5/15/36  2,825 3,189
Fairfax County IDA, Inova Health, 5.00%, 5/15/37  3,130 3,494
Fairfax County IDA, Inova Health, Series B, 5.00%, 5/15/26  4,795 5,037
Fairfax County IDA, Inova Health, Series B-2, VRDN, 5.00%,
5/15/57 (Tender 5/15/23)  20,000 22,333
Fairfax County Redev . & Housing Auth., Wedgewood Affordable
Housing, 5.00%, 10/1/34  3,715 4,080
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,645 1,659
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  1,000 1,009

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/27 ( Prerefunded 6/15/25) (5) 3,125 3,222
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/28 ( Prerefunded 6/15/25) (5) 3,160 3,258
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/27 ( Prerefunded 8/1/26) (5) 1,190 1,260
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/30 ( Prerefunded 8/1/26) (5) 3,635 3,854
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/31 ( Prerefunded 8/1/26) (5) 5,700 6,043
Hampton Roads Sanitation Dist., Wastewater, Unrefunded
Balance, Series A, 5.00%, 8/1/27  2,280 2,416
Loudoun County, Series A, GO, 5.00%, 12/1/40  6,865 7,817
Loudoun County, Series A, GO, 5.00%, 12/1/41  6,530 7,414
Loudoun County Economic Dev. Auth., Public facilities, Series A,
3.00%, 12/1/37  5,000 4,427
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  3,795 4,133
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 5.00%,
7/1/53 (Tender 7/1/30)  11,840 13,081
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,300 1,351
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,000 1,034
Upper Occoquan Sewage Auth., 5.00%, 7/1/26 ( Prerefunded
7/1/25) (5) 7,925 8,208
Upper Occoquan Sewage Auth., 5.00%, 7/1/29 ( Prerefunded
7/1/25) (5) 11,755 12,175
Virginia College Building Auth., Series A, 5.00%, 9/1/29  4,825 5,113
Virginia College Building Auth., Series A, 5.00%, 9/1/29
( Prerefunded 9/1/26) (5) 175 185
Virginia College Building Auth., Series A, 5.00%, 2/1/30
( Prerefunded 2/1/25) (5) 13,800 14,177
Virginia College Building Auth., 21st Century College & Equipment
Programs, 5.00%, 2/1/32  5,000 5,836
Virginia College Building Auth., 21st Century College & Equipment
Programs, 5.25%, 2/1/41  5,000 5,649
Virginia College Building Auth., University of Richmond Project,
VRDN, 3.85%, 8/1/34  1,625 1,625
Virginia Commonwealth Transportation Board, 4.00%, 5/15/41  5,940 6,009
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/25  5,500 5,679
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/30  7,900 8,593
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/32  7,075 7,680

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/30  5,000 5,288
Virginia Commonwealth Transportation Board, Garvee , GAN,
5.00%, 3/15/25  4,040 4,158
Virginia Commonwealth Transportation Board, Garvee , GAN,
5.00%, 3/15/31  8,540 9,248
Virginia Commonwealth Transportation Board, Garvee , GAN,
5.00%, 9/15/31  6,725 7,282
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/37  500 580
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/38  600 692
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/40  1,600 1,831
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/41  2,950 3,362
Virginia Public Building Auth., Series A, 5.00%, 8/1/38  11,500 13,121
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/30 (2) 2,000 2,006
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/32 (2) 5,125 5,141
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/33 (2) 3,250 3,256
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/34 (2) 4,000 4,004
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/35 (2) 3,660 3,654
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (2) 2,850 2,829
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/37 (2) 7,200 6,992
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/38 (2) 5,000 4,755
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/33 (2) 5,000 5,431
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (2) 5,660 6,135
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/35 (2) 5,000 5,362
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (2) 2,250 2,400
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/37 (2) 2,000 2,109
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (2) 5,940 6,248
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/38 (2) 2,095 2,188

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 259
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/31  2,275 2,356
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/33  3,000 3,099
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/27 ( Prerefunded 1/1/24) (5) 750 754
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/28 ( Prerefunded 1/1/24) (5) 450 453
York County Economic Dev. Auth., Electric & Power Company
Project, VRDN, 3.65%, 5/1/33 (Tender 10/1/27)  4,000 3,975
350,299
WASHINGTON 5.2%
Central Puget Sound Regional Transit Auth., Series S-1, 4.00%,
11/1/40  12,500 12,539
Central Puget Sound Regional Transit Auth., Series S-1, 4.00%,
11/1/41  5,345 5,343
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/31 ( Prerefunded 11/1/25) (5) 13,625 14,209
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/32 ( Prerefunded 11/1/25) (5) 6,480 6,758
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/41  35,355 39,116
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/30  2,640 2,724
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  4,850 5,209
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/39  7,500 8,505
Energy Northwest, Project 3, Series A, 4.00%, 7/1/42  3,000 3,017
Port of Seattle, Series B, 5.00%, 10/1/25 (2) 4,845 4,970
Port of Seattle, Series B, 5.00%, 3/1/32  2,000 2,027
Port of Seattle, Series C, 5.00%, 8/1/37 (2) 10,605 11,354
Port of Seattle, Intermediate Lien, 5.00%, 8/1/27 (2) 12,770 13,440
Seattle Municipal Light & Power Revenue, Series A, 5.00%, 4/1/39  3,405 3,688
Seattle Municipal Light & Power Revenue, Series A, 5.00%, 3/1/42  4,950 5,546
Washington, Series A, GO, 5.00%, 8/1/42  5,000 5,516
Washington, Series B, GO, 5.00%, 6/1/39 (12) 14,945 16,996
Washington, Series B, GO, 5.00%, 2/1/40  10,190 11,500
Washington Health Care Fac. Auth., Commonspirit Health,
Series A, 5.00%, 8/1/27  2,690 2,829
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-1, VRDN, 5.00%, 8/1/49 (Tender 8/1/24)  5,500 5,528
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)  1,550 1,577
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 8/1/29  7,415 7,667

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 6/1/38  4,180 4,553
Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%,
7/1/29  12,850 13,158
Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%,
7/1/32  9,200 9,422
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34  15,540 16,661
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35  5,910 6,309
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35  5,630 6,118
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/33  4,500 4,738
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/34  5,000 5,259
Washington, Various Purpose, Series R-2018D, GO, 5.00%, 8/1/34  18,485 19,818
276,094
WEST VIRGINIA 0.3%
West Virginia Hosp. Fin. Auth., University Health System Obligated
Group, Series A, 5.00%, 6/1/39  1,225 1,321
West Virginia Hosp. Fin. Auth., University Health System Obligated
Group, Series A, 5.00%, 6/1/40  1,900 2,040
West Virginia Hosp. Fin. Auth., University Health System Obligated
Group, Series A, 5.00%, 6/1/41  3,125 3,342
West Virginia Parkways Auth., 5.00%, 6/1/37  1,500 1,681
West Virginia Parkways Auth., 5.00%, 6/1/38  1,500 1,671
West Virginia Parkways Auth., 5.00%, 6/1/39  3,100 3,428
West Virginia Parkways Auth., 5.00%, 6/1/40  1,750 1,921
15,404
WISCONSIN 0.9%
PFA, Cone Health, Series B, VRDN, 4.55%, 10/1/55  2,600 2,600
Univ. of Wisconsin Hosp. & Clinics Auth., Series B, VRDN, 4.55%,
4/1/48  9,250 9,250
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN, 4.43%,
4/1/48  825 825
Wisconsin, Series 3, GO, 5.00%, 11/1/29  13,500 14,612
Wisconsin, Series 3, GO, 5.00%, 11/1/30  13,740 14,724
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/24  950 966
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/25  1,420 1,468
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/27  1,700 1,827
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/29  770 826
Wisconsin PFA, Mary's Woods at Marylhurst , 5.00%, 5/15/27 (1) 1,950 1,923
Wisconsin PFA, Mary's Woods at Marylhurst , 5.00%, 5/15/31 (1) 1,220 1,178
50,199

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS 0.0%
T. Rowe Price Government Reserve Fund, 5.32% (13)(14) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities 99.6%
(Cost $5,431,356) $ 5,283,766
Other Assets Less Liabilities 0.4% 23,802
Net Assets 100.0% $ 5,307,568
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$114,055 and represents 2.1% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Security is in default or has failed to make a scheduled interest and/or principal payment.
(4) Non-income producing
(5) Prerefunded date is used in determining portfolio maturity.
(6) Insured by Build America Mutual Assurance Company
(7) Insured by Assured Guaranty Municipal Corporation
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Escrowed to maturity
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(12) When-issued security
(13) Seven-day yield
(14) Affiliated Companies
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GAN Grant Anticipation Note

T. ROWE PRICE Summit Municipal Intermediate Fund

.
.
.
.
.
.
.
.
.
.
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SIFMA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.32% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
07/31/23
T. Rowe Price Government
Reserve Fund, 5.32% $ —  ¤  ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sal e information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Intermediate Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Summit Municipal Intermediate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Summit Municipal Intermediate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Sec urities $ — $ 5,283,765 $ — $ 5,283,765
Short-Term Investments 1 — — 1
Total $ 1 $ 5,283,765 $ — $ 5,283,766

T. ROWE PRICE Summit Municipal Intermediate Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F83-054Q3 07/23